Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020

Cash and other compensation	25.0	20.3	25.6	4.6	4.7	4.6	29.6	25.0	30.2

Post-employment benefits	2.8	2.5	2.7				2.8	2.5	2.7

Equity-based compensation	42.6	37.3	41.1	4.8	5.2	5.2	47.4	42.5	46.3

Total	70.4	60.1	69.4	9.4	9.9	9.8	79.8	70.0	79.2

Transactions with former members of the Board of Directors
	Currency	2022	2021	2020

Dr. Krauer	CHF		60 000	60 000

Dr. Alex Krauer, was an Honorary Chairman of Novartis and was entitled to an amount of CHF 60 000 for annual periods from one AGM to the next. This amount was fixed in 1998 upon his departure from the Board in 1999. The last payment under this arrangement was in 2021.